Annual Fund Operating Expenses - Brandes Small Cap Value Fund	Jan. 28, 2021
A
Operating Expenses:
Management Fees	0.70%
Distribution (12b-1) Fees	0.25%
Total Other Expenses	26.43%	[1]
Total Annual Fund Operating Expenses	27.38%
Less: Fee Waiver and/or Expense Reimbursement	26.22%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.16%	[2]
R6
Operating Expenses:
Management Fees	0.70%
Distribution (12b-1) Fees	none
Total Other Expenses	28.48%	[1]
Total Annual Fund Operating Expenses	29.18%
Less: Fee Waiver and/or Expense Reimbursement	28.45%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.73%	[2]
I
Operating Expenses:
Management Fees	0.70%
Distribution (12b-1) Fees	none
Total Other Expenses	29.43%	[1]
Total Annual Fund Operating Expenses	30.13%
Less: Fee Waiver and/or Expense Reimbursement	29.22%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.91%	[2]

[1]	“Other Expenses” for Class I shares includes 0.05% of class-specific sub-transfer agency fees. Acquired fund fees and expenses are also included in “Other Expenses;” therefore, Total Annual Fund Operating Expenses do not correlate with the financial highlights.
[2]	The Advisor has contractually agreed to limit the Small Cap Value Fund’s Class A, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.15% for Class A, 0.90% for Class I and 0.72% for Class R6 as percentages of the respective Fund classes’ average daily net assets through January 31, 2022 (the “Expense Caps”). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund. The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for the year (taking into account the reimbursement) does not exceed the lesser of the Expense Cap in effect at the time of waiver or at the time of reimbursement.